Operating expenses, Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expense [Abstract]
Operating expenses	$ 68,554	$ 67,846	$ 71,609
Insurance	6,875	5,963	6,198
Total vessel operating expenses	$ 75,429	$ 73,809	$ 77,807